Loan Payable - Schedule of Aggregate Principal Amount of Debt Outstanding (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Current portion of debt	$ 7,500
Less: unamortized debt discount	(39)	$ (49)	$ (62)
Current portion of debt, net of debt discount	7,461	5,576	3,688
Non-currentliabilities:
Long-term debt, net of current portion	3,750
Less: unamortized debt discount	(20)	(82)	(186)
Loans payable, net of discount and current portion	$ 3,730	9,293	11,064
Total loans payable, net of discount		14,869	14,752
2018 Loan Agreement
Current liabilities:
Current portion of debt		5,625	3,750
Non-currentliabilities:
Long-term debt, net of current portion		$ 9,375	$ 11,250